Share-based Payments - Summary of Changes in Warrants (Detail) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Weighted average exercise price, beginning balance	$ 0.24	$ 0.24
Weighted average exercise price, exercise of warrants	0.14	0.23
Weighted average exercise price, expiry of warrants	0.08	0.70
Weighted average exercise price, ending balance	$ 0.26	$ 0.24
Number of warrants, beginning balance	38,654,654	45,885,172
Number of warrants, exercise	(13,114,336)	(7,211,308)
Number of warrants, expiry	(82,695)	(19,210)
Number of warrants, ending balance	25,457,623	38,654,654
Amount of warrants, beginning balance	$ 3,364	$ 3,983
Amount of warrants, Exercise	(1,816)	(619)
Amount of warrants, ending balance	$ 1,548	$ 3,364